Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Notes Receivable [Abstract]
Schedule of Notes Receivable Consisted	Notes receivable consisted of the following bank acceptance notes:
	As of December 31,
	2023	2022
Due in the first quarter of 2023	$-	$116,280
Due in the second quarter of 2023	-	94,589
Due in the third quarter of 2023	-	91,906
Due in the first quarter of 2024	70,830	-
Due in the second quarter of 2024	165,824	-
Total	$236,654	$302,775